LEASES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease extension term		5 years
Operating lease costs		$ 3,800	$ 3,700	$ 3,500
Loss on impairment of right of use assets		0	$ 0	$ 3,643
Warehouse | Texas
Lessee, Lease, Description [Line Items]
Annual sublease rent	$ 300
Loss on impairment of right of use assets		800
Office | Texas
Lessee, Lease, Description [Line Items]
Annual sublease rent		400
Loss on impairment of right of use assets		$ 2,700
Minimum
Lessee, Lease, Description [Line Items]
Operating lease remaining term		1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease remaining term		11 years